RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Group Payables with Related Parties) (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current:
Lease liabilities to related parties | ¥		¥ 1,302
USD [Member]
Current:
Lease liabilities to related parties | $	$ 189
Feishang Enterprise [Member]
Current:
Payable to a related company: | ¥		4,747	4,041
Lease liabilities to related parties | ¥		284
Feishang Enterprise [Member] | USD [Member]
Current:
Payable to a related company: | $	691
Lease liabilities to related parties | $	41
Feishang Group [Member]
Current:
Payable to the Shareholder: | ¥		6,977	6,973
Feishang Group [Member] | USD [Member]
Current:
Payable to the Shareholder: | $	1,016
Anka [Member]
Current:
Lease liabilities to related parties | ¥		¥ 1,018
Anka [Member] | USD [Member]
Current:
Lease liabilities to related parties | $	$ 148